As filed with the Securities and Exchange Commission on August 1, 2000
                           Registration No. 333-32558

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 1

                         PAINEWEBBER MASTER SERIES, INC.
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                           1285 Avenue of the Americas
                                   18th Floor
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies To:

                            BENJAMIN J. HASKIN, ESQ.
                              MARK C. AMOROSI, ESQ.
                           Kirkpatrick & Lockhart LLP

                   1800 Massachusetts Avenue, N.W., 2nd Floor

                             Washington, D.C. 20036
                            Telephone: (202) 778-9000


         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                         PAINEWEBBER MASTER SERIES, INC.

                       CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement contains the following papers and documents:

                 o         Cover Sheet
                 o         Contents of Registration Statement
                 o         Part A - Prospectus/Proxy Statement*
                 o         Part B - Statement of Additional Information*
                 o         Part C - Other Information
                 o         Signature Page
                 o         Exhibits

* Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-32558, on March 15, 2000 and incorporated herein by reference.

                            PART C. OTHER INFORMATION
                            -------------------------

ITEM 15.  INDEMNIFICATION.
          ----------------

         Article Eleventh of the Articles of Incorporation provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages to the maximum extent permitted by applicable law. Article Eleventh also provides that any repeal or modification of Article Eleventh or adoption, or modification of any other provision of the Articles or By-Laws inconsistent with Article Eleventh shall not adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such repeal, modification or adoption.

         Article Eleventh of the Articles of  Incorporation  and Section 10.01of
Article X of the By-Laws provide that the Registrant shall indemnify and advance expenses to its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

         Section 10.02 of Article X of the By-Laws further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or out of his or her status as such whether or not the Registrant would have the power to indemnify him or her against such liability.

         Section 9 of the Investment Advisory and Administration Contract provides that Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Contract relates except for a loss resulting from willful misfeasance, bad faith or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 9 further provides that any person, even though also an officer, partner, employee or agent of Mitchell Hutchins, who may be or become an officer, director, employee or agent of Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, partner, employee, or agent or one under the control or direction of Mitchell Hutchins even though paid by it.

         Section 9 of each Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity within formation furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

         Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.
          ---------

(1)      Restated Articles of Incorporation 1/
                                            -
(2)      Restated By-Laws 1/
                          -
(3)      Not applicable

(4) A copy of the form of the Plan of Reorganization and Termination was filed as a part of he Registration Statement on Form N-14 on March 15, 2000, and is hereby incorporated by reference.

(5)      Instruments defining the rights of holders of the
         registrant's common stock 2/
                                   -
(6)      Investment Advisory and Administration Contract 1/
                                                         -
(7)      (a)      Distribution Contract with respect to Class A shares 1/
                                                                       -
         (b)      Distribution Contract with respect to Class B shares 1/
                                                                       -
         (c)      Distribution Contract with respect to Class C shares 3/
                                                                       -
         (d)      Distribution Contract with respect to Class Y shares 3/
                                                                       -
         (e)      Exclusive Dealer Agreement with respect to Class A shares 1/
                                                                            -
         (f)      Exclusive Dealer Agreement with respect to Class B shares 1/
                                                                            -
         (g)      Exclusive Dealer Agreement with respect to Class C shares 3/
                                                                            -
         (h)      Exclusive Dealer Agreement with respect to Class Y shares 3/
                                                                            -
(8)      Bonus, profit sharing of pension plans - none

(9)      Custodian Agreement 1/
                             -
(10)     (a)      Plan  of  Distribution  pursuant to Rule 12b-1 with respect to
                  Class A Shares 4/
                                 -
         (b)      Plan of Distribution  pursuant  to  Rule 12b-1 with respect to
                  Class B Shares 4/
                                 -
         (c)      Plan  of  Distribution  pursuant to Rule 12b-1 with respect to
                  Class C Shares 4/
                                 -
(11) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered was filed as part of the Registration Statement on Form N-14 on March 15, 2000, and is hereby incorporated by reference.

(12) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with PaineWebber Managed Investments Trust and PaineWebber Master Series, Inc. (filed herewith)

(13)     Transfer Agency Agreement 1/
                                   -
(14)     (a)      Consent  of PriceWaterhouseCoopers LLP was filed as an Exhibit to the Registration Statement on Form N-14 on March 15, 2000, and is hereby incorporated by reference

         (b) Consent of Ernst & Young LLP was filed as an Exhibit to the Registration Statement on Form N-14 on March 15, 2000, and is hereby incorporated by reference

(15)     Financial statements omitted from prospectus - none

(16) Power of Attorney (included on the signature page of this registration statement)

(17)     (a)      Letter of investment intent 1/
                                              -
         (b)      Plan pursuant to Rule 18f-3 5/
                                              -
(18) Code of Ethics for Registrant, its investment adviser and its principal distributor 6/
                     -



-----------------------------

1/ Incorporated by reference from Post-Effective Amendment No. 34 to the registration statement, SEC File No. 33-2524, file June 29, 1998.

2/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Restated Articles of
         Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's Restated By-laws.

3/ Incorporated by reference from Post-Effective Amendment No. 28 to the registration statement, SEC File No. 33-2524, filed July 1, 1996.

4/ Incorporated by reference from Post-Effective Amendment No. 35 to the registration statement, SEC File No. 33-2524, filed November 23, 1998.

5/ Incorporated by reference from Post-Effective Amendment No. 30 to the registration statement, SEC File. No. 33-2524, filed September 20,1996.

6/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

Item 17.  Undertaking

         (1) The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter with the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that , in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement on Form N-14 of PaineWebber Master Series, Inc. has been signed on behalf of the registrant in the City of New York and State of New York, on the 1st day of August, 2000.

                                     PAINEWEBBER MASTER SERIES, INC.

                                     By:      /s/ Dianne E. O'Donnell
                                              ----------------------------------
                                              Dianne E. O'Donnell
                                              Vice President and Secretary



Signature                                            Title                                      Date
---------                                            -----                                      ----
/s/ Margo N. Alexander                               President and Director                     August 1, 2000
---------------------------                          (Chief Executive Officer)
Margo N. Alexander*

/s/ E. Garrett Bewkes, Jr.                           Director and Chairman                      August 1, 2000
-----------------------------                        of the Board of Trustees
E. Garrett Bewkes, Jr.*

/s/ Richard Q. Armstrong                             Director                                   August 1, 2000
---------------------------
Richard Q. Armstrong*

/s/ Richard R. Burt                                  Director                                   August 1, 2000
---------------------------
Richard R. Burt*

/s/ Mary C. Farrell                                  Director                                   August 1, 2000
---------------------------
Mary C. Farrell*

/s/ Meyer Feldberg                                   Director                                   August 1, 2000
---------------------------
Meyer Feldberg*

/s/ George W. Gowen                                  Director                                   August 1, 2000
---------------------------
George W. Gowen*

/s/ Frederic V. Malek                                Director                                   August 1, 2000
---------------------------
Frederic V. Malek*

/s/ Carl W. Schafer                                  Director                                   August 1, 2000
---------------------------
Carl W. Schafer*

/s/ Brian M. Storms                                  Director                                   August 1, 2000
---------------------------
Brian M. Storms*

/s/ Paul H. Schubert                                 Vice President and Treasurer (Chief        August 1, 2000
---------------------------                          Financial and Accounting Officer)
Paul H. Schubert*


*Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated March 10, 2000 and incorporated by reference from the Registration Statement on Form N-14 of the registrant, SEC File No. 333-32558, filed March 15, 2000.

                                              PAINEWEBBER MASTER SERIES, INC.

                                                       EXHIBIT INDEX

(12) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with PaineWebber Managed Investments Trust and PaineWebber Master Series, Inc. (filed herewith)